Earnings Per Share Data (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Weighted-Average Number Of Shares

	2011*	2010	2009*
Weighted-average number of common shares outstanding—basic	115.7	120.1	116.9
Add effect of dilutive stock incentive awards	—	0.2	—

Weighted-average number of shares—diluted	115.7	120.3	116.9

*Since	the assumed issuance of common stock under stock incentive awards would not have been dilutive, the weighted-average number of shares used to compute diluted EPS is equal to the weighted-average number of shares used in the basic EPS computation.